Income Taxes (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Net loss before income taxes:
Domestic		$ (11,059,000)	$ (11,615,000)	$ (9,939,000)
Foreign		407,000	23,000
Net loss before income taxes		(10,652,000)	(11,592,000)	(9,939,000)
Current:
Foreign		128,000
Current		128,000
Income tax provision (benefit)	46,000	128,000
Reconciliation of effective tax rate:
Federal taxes at statutory rate (as a percent)		35.00%	35.00%	35.00%
State taxes, net of federal benefit (as a percent)		2.50%	2.70%	2.80%
Permanent items (as a percent)		(8.40%)	(4.70%)	(3.40%)
Valuation allowance (as a percent)		(40.60%)	(39.70%)	(40.10%)
Research and experimentation credits (as a percent)		10.10%	6.50%	5.70%
Foreign rate differential (as a percent)		0.30%	(0.30%)	(0.30%)
Other (as a percent)		(0.10%)	0.50%	0.30%
Effective income tax rate (as a percent)		(1.20%)
Deferred tax assets:
Research and experimentation carryforwards		3,704,000	2,625,000
Net operating loss carryforwards		24,312,000	21,443,000
Deferred compensation		397,000	292,000
Deferred revenue		356,000	246,000
Intangible assets		134,000	146,000
Deferred rent		374,000	349,000
Other		318,000	192,000
Gross deferred tax assets		29,595,000	25,293,000
Deferred tax liabilities:
Fixed assets		240,000	263,000
Gross deferred tax liabilities		240,000	263,000
Net deferred tax assets before valuation allowance		29,355,000	25,030,000
Valuation allowance		(29,355,000)	(25,030,000)
Increase in the amount of valuation allowance due to an increase in deferred tax assets		$ 4,300,000	$ 4,600,000